Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset)
Other Investments	kr 19
Properties	21	kr 24	kr 18
Plan assets	173	223	216
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	49	76	52
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	3	4	4
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	43	63	69
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	26	40	69
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 12	kr 16	kr 4